Goodwill - Summary of the estimation of recoverable amounts of two CGU's (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss recognised in profit or loss, goodwill	$ 3,900,268	$ 3,272,253
Cancer genetic testing services within the Diagnostics segment
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rate (%)	21.90%	19.50%
Terminal value growth rate (%)	3.00%	3.00%
Average revenue growth rate (%)	24.70%	31.10%
Impairment loss recognised in profit or loss, goodwill	$ 1,658,897
Sales of medical diagnostics products within the Diagnostics segment
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rate (%)	21.70%	19.60%
Terminal value growth rate (%)	3.00%	3.00%
Average revenue growth rate (%)	12.00%	18.30%
Impairment loss recognised in profit or loss, goodwill	$ 2,241,371